Leases - Supplemental cash flow information and other related information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Leases [Abstract]
Operating cash flows from operating leases	$ 30,073
Operating cash flows from finance leases	1,200
Financing cash flows from finance leases	1,726	$ 0	$ 0
ROU assets obtained in exchange for new lease obligations - Operating leases	28,430
ROU assets obtained in exchange for new lease obligations - Finance leases	$ 661
Weighted average remaining term - Operating leases	8 years 8 months 12 days
Weighted average remaining lease term - Finance leases	7 years 3 months 18 days
Weighted average discount rate - Operating leases	3.40%
Weighted average discount rate - Finance leases	5.90%